Equity - Disclosure of tax effect relating to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Fair value remeasurement to cash flow hedges, pre-tax balance	€ 149	€ 107	€ (34)
Fair value remeasurement to cash flow hedges, tax income (expense)	(54)	(31)	2
Fair value remeasurement to cash flow hedges, net balance	95	76	(32)
Gains and losses from remeasurement of financial assets, pre-tax balance	6	0	0
Gains and losses from remeasurement of financial assets, tax income (expense)	0	0	0
Gains and losses from remeasurement of financial assets, net balance	6	0	0
Actuarial gains and losses on defined benefit pension obligations, pre-tax balance	2,488	(117)	241
Actuarial gains and losses on defined benefit pension obligations, tax income (expense)	(729)	31	(4)
Actuarial gains and losses on defined benefit pension obligations, net balance	1,759	(86)	237
Exchange differences in translating foreign operating, pre-tax balance	2,005	(377)	(166)
Exchange differences in translating foreign operating, tax income (expense)	0	0	0
Exchange differences in translating foreign operating, net balance	2,005	(377)	(166)
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	(39)	(43)	14
Share of Other comprehensive income/(loss) for equity method investees, tax income (expense)	0	0	0
Share of Other comprehensive income/(loss) for equity method investees, net balance	(39)	(43)	14
Items relating to discontinued operations, pre-tax balance	0	(389)	(11)
Items relating to discontinued operations, tax income (expense)	0	10	24
Items relating to discontinued operations, net balance	0	(379)	13
Total Other comprehensive income/(loss) for the period	4,609	(819)	44
Total Other comprehensive income, tax income (expense)	(783)	10	22
Total Other comprehensive income/(loss) for the period, net of tax	€ 3,826	€ (809)	€ 66